(Loss)/Profit Before Tax (Tables)	6 Months Ended
Dec. 31, 2023
(Loss)/Profit Before Tax [Abstract]
Schedule of (Loss)/Profit Before Tax
	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

(Loss)/Profit before tax is arrived at after charging:
Depreciation of:
- property, plant and equipment	35,152,128	7,284,888
- right of use assets	62,286	63,710
Amortisation of intangible asset	26,719,984	11,468,240
Directors’ remuneration	12,723	-
Loss on disposal of subsidiaries	305,818	-
Rental of premises	55,222	48,000
Rental of equipment	3,445	3,180
Interest expense of lease liabilities	5,916	1,578

And crediting:
Wavier of debts	(175,283)	-
Interest income	(829,121)	(221,508)